Details of Subsidiaries (Details) - Schedule of Details of Subsidiaries		3 Months Ended	12 Months Ended
		Sep. 30, 2023	Jun. 30, 2023		Jun. 30, 2022
Reliant Galaxy International Limited [Member]
Details of Subsidiaries (Details) - Schedule of Details of Subsidiaries [Line Items]
Place and date of incorporation			Established in British Virgin Islands on January 3, 2017		Established in British Virgin Islands on January 3, 2017
Capital			Registered and paid-in capital of US$10,000		Registered and paid-in capital of RMB 69,100
Attributable equity interest			100.00%		100.00%
Principal activities			Investment holding		Investment holding
Sure Rich Investment (Group) Limited [Member]
Details of Subsidiaries (Details) - Schedule of Details of Subsidiaries [Line Items]
Place and date of incorporation		Established in Hong Kong on February 1, 2007	Established in Hong Kong on February 1, 2007		Established in Hong Kong on February 1, 2007
Capital		Share capital of HK$1	Share capital of HK$1		Share capital of RMB1
Attributable equity interest		100.00%	100.00%		100.00%
Principal activities		Investment holding	Investment holding		Investment holding
Fujian Jin’ou Trading Co., Ltd. [Member]
Details of Subsidiaries (Details) - Schedule of Details of Subsidiaries [Line Items]
Place and date of incorporation		Established in the PRC on July 5, 2004	Established in the PRC on July 5, 2004		Established in the PRC on July 5, 2004
Capital		Registered and paid-in capital of US$1,650,000	Registered and paid-in capital of US$1,650,000		Registered and paid-in capital of US$1,650,000
Attributable equity interest		100.00%	100.00%		100.00%
Principal activities		Investment holding and marketing own-brand and wholesaling of spirits	Investment holding and marketing own-brand and wholesaling of spirits		Investment holding and marketing own-brand and wholesaling of spirits
Shanxi Huaxin Wine Industry Development Co., Ltd. (Formerly known as Fenyang Huaxin Wine Industry Development Co., Ltd [Member]
Details of Subsidiaries (Details) - Schedule of Details of Subsidiaries [Line Items]
Place and date of incorporation			Established in the PRC on April 15, 2013	[1]	Established in the PRC on April 15, 2013
Capital			Registered and paid-in capital of RMB1,000,000	[1]	Registered and paid-in capital of RMB1,000,000
Attributable equity interest			100.00%	[1]	100.00%
Principal activities			Marketing own-brand and wholesaling of spirits and wines	[1]	Marketing own-brand and wholesaling of spirits and wines
Shanxi Jinqiang Wine Industry Co., Ltd. (Formerly known as Fenyang Jinqiang Wine Industry Co., Ltd. [Member]
Details of Subsidiaries (Details) - Schedule of Details of Subsidiaries [Line Items]
Place and date of incorporation			Established in the PRC on November 7, 2013	[1],[2]	Established in the PRC on November 7, 2013
Capital			Registered capital 10,000,000 and paid-in capital of RMB5,000,000	[1],[2]	Registered capital 10,000,000 and paid-in capital of RMB5,000,000
Attributable equity interest			100.00%	[1]	100.00%
Principal activities			Marketing own-brand and wholesaling of spirits	[1],[2]	Marketing own-brand and wholesaling of spirits
Beijing Huaxin Tianchuang Enterprise Management Consulting Co., Ltd. [Member]
Details of Subsidiaries (Details) - Schedule of Details of Subsidiaries [Line Items]
Place and date of incorporation			Established in the PRC on April 14, 2017		Established in the PRC on April 14, 2018
Capital			Registered and issued capital of RMB1,000,000		Registered and issued capital of RMB1,000,000
Attributable equity interest	[3]				51.00%
Principal activities			Dormant		Dormant

[1]	The change of company name of the subsidiaries was effective on September 1, 2022.
[2]	The subsidiary was registered with unpaid share capital and the Company committed to pay up its share of the issued capital in the amount of RMB510,000 (US$70,332) on March 31, 2037, which is 20 years from the date of incorporation permitted by the Regulation of the People’s Republic of China on Company Registration. The amount due to the subsidiary is interest-free and unsecured.
[3]	The subsidiary was registered with unpaid share capital and the Company committed to pay up its share of the issued capital in the amount of RMB510,000 (US$76,141) on March 31, 2037, which is 20 years from the date of incorporation permitted by the Regulation of the People’s Republic of China on Company Registration. The amount due to the subsidiary is interest-free and unsecured.